Income and Other Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit) From Continuing Operations

Selected information regarding Talen Energy’s income tax provision for the periods ended June 30 was as follows:

	Six Months
	2015	2014
Income (Loss) from Continuing Operations Before Income Taxes	$131	$(114)
Income Taxes	10	(58)
Effective Tax Rate	8%	51%

PPL Energy Supply LLC [Member]
Components of Deferred Tax Assets and Liabilities

Significant components of PPL Energy Supply’s deferred income tax assets and liabilities were as follows:

	2014	2013
Deferred Tax Assets
Deferred investment tax credits (a)	$11	$84
Accrued pension costs	98	39
Federal loss carryforwards	22	28
Federal tax credit carryforwards (a)	13	131
State loss carryforwards	79	80
Other	79	69
Valuation allowances	(78)	(78)

Total deferred tax assets	224	353

Deferred Tax Liabilities
Plant - net (a)	1,374	1,392
Unrealized gain on qualifying derivatives	28	38
Other	42	46

Total deferred tax liabilities	1,444	1,476

Net deferred tax liability	$1,220	$1,123

(a)	During 2014, PPL accepted U.S. government grants for hydroelectric plant expansions resulting in reductions of investment tax credits previously claimed and reductions in the carrying value of the related plants. See Note 4 for additional information.

Summary of Operating Loss Carryforwards and Tax Credit Carryforwards

At December 31, PPL Energy Supply had the following loss and tax credit carryforwards.

	2014	Expiration
Loss carryforwards
Federal net operating losses	$63	2031-2032
State net operating losses (a)	1,228	2018-2034
Credit carryforwards
Federal AMT credit	6	Indefinite
Federal – other	7	2031-2034

(a)	A valuation allowance of $78 million has been recorded against the deferred tax assets for these losses.

Schedule of Valuation and Qualifying Accounts of Deferred Tax Assets

Valuation allowances have been established for the amount that, more likely than not, will not be realized. The changes in deferred tax valuation allowances were:

		Additions
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Deductions	Balance at End of Period
2014	$78				$78
2013	74	$4			78
2012	72	2			74

Components of Income Tax Expense (Benefit) From Continuing Operations

Details of the components of income tax expense, a reconciliation of federal income taxes derived from statutory tax rates applied to “Income (Loss) from Continuing Operations Before Income Taxes” to income taxes for reporting purposes, and details of “Taxes, other than income” were as follows:

	2014	2013	2012
Income Tax Expense (Benefit)
Current – Federal	$28	$118	$74
Current – State	13	16	19

Total Current Expense	41	134	93

Deferred – Federal	66	(285)	187
Deferred – State	11	(27)	7

Total Deferred Expense (Benefit), excluding operating loss carryforwards	77	(312)	194

Investment tax credit, net – federal	(2)	(3)	(2)

Tax expense (benefit) of operating loss carryforwards
Deferred – Federal (a)		22	(48)
Deferred – State			(1)

Total Tax Expense (Benefit) of Operating Loss Carryforwards		22	(49)

Total income taxes (benefits) from continuing operations (b)	$116	$(159)	$236

Total income tax expense (benefit) – Federal	$92	$(148)	$211
Total income tax expense (benefit) – State	24	(11)	25

Total income taxes (benefits) from continuing operations (b)	$116	$(159)	$236

(a)	A 2012 federal income tax return adjustment was recorded in 2013 related to a reduction in the 2012 net operating loss recorded in the filed return. The reduction was primarily due to PPL’s decision, at the time of filing, to utilize regular Modified Accelerated Cost Recovery System depreciation rates for certain non-regulated assets otherwise eligible for bonus tax depreciation.
(b)	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.

Reconciliation of Income Tax Expense Derived From Statutory Tax Rate

	2014	2013	2012
Reconciliation of Income Tax Expense
Federal income tax on Income (Loss) from Continuing Operations Before Income Taxes at statutory tax rate – 35%	$106	$(147)	$233
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	17	(24)	30
State deferred tax rate change (a)	(1)	15	(19)
Federal income tax credits (b)		(8)	(11)
Other	(6)	5	3

Total increase (decrease)	10	(12)	3

Total income taxes from continuing operations	$116	$(159)	$236

Effective income tax rate	38.3%	37.9%	35.5%

(a)	During 2014, 2013 and 2012, PPL Energy Supply recorded adjustments related to its December 31 state deferred tax liabilities as a result of annual changes in state apportionment and the impact on the future estimated state income tax rate.
(b)	During 2013 and 2012, PPL Energy Supply recorded a deferred tax benefit related to investment tax credits on progress expenditures related to the Holtwood hydroelectric plant expansions. See Note 4 for additional information.

Details of Taxes Other Than Income

	2014	2013	2012
Taxes, other than income
State gross receipts	$45	$37	$35
State capital stock	1	1	5
Property and other	11	15	15

Total	$57	$53	$55

Unrecognized Tax Benefits

Changes to unrecognized tax benefits were as follows:

	2014	2013
Beginning of period	$15	$30
Reductions based on tax positions of prior years		(15)

End of period	$15	$15

The following interest expense (benefit) was recognized in income taxes.

2014	2013	2012
(1)	$5	$(4)

Summary of Income Tax Examinations

With few exceptions, at December 31, 2014, these jurisdictions, as well as the tax years that are no longer subject to examination, were as follows:

U.S. (federal)	1997 and prior
Pennsylvania (state)	2010 and prior
Montana (state)	2010 and prior